Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
June 30, 2025
Z30-NPRT1-0825
1.9884240.108
Bond Funds - 37.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	635,811	4,902,101
Fidelity Series Corporate Bond Fund (a)	288,167	2,705,885
Fidelity Series Emerging Markets Debt Fund (a)	50,491	408,980
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,659	102,435
Fidelity Series Floating Rate High Income Fund (a)	8,157	72,270
Fidelity Series Government Bond Index Fund (a)	483,458	4,438,141
Fidelity Series High Income Fund (a)	8,270	72,779
Fidelity Series International Credit Fund (a)	8	69
Fidelity Series International Developed Markets Bond Index Fund (a)	302,525	2,638,021
Fidelity Series Investment Grade Bond Fund (a)	413,066	4,171,970
Fidelity Series Investment Grade Securitized Fund (a)	287,978	2,583,161
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,076,699	5,792,639
Fidelity Series Real Estate Income Fund (a)	7,146	71,604
TOTAL BOND FUNDS (Cost $28,704,816)		27,960,055

Domestic Equity Funds - 32.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	266,639	5,511,426
Fidelity Series Commodity Strategy Fund (a)	1,834	166,683
Fidelity Series Large Cap Growth Index Fund (a)	131,753	3,545,474
Fidelity Series Large Cap Stock Fund (a)	126,850	3,284,138
Fidelity Series Large Cap Value Index Fund (a)	385,826	6,655,493
Fidelity Series Small Cap Core Fund (a)	127,076	1,481,706
Fidelity Series Small Cap Opportunities Fund (a)	47,082	687,869
Fidelity Series Value Discovery Fund (a)	147,315	2,382,080
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,870,044)		23,714,869

International Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	82,390	1,515,155
Fidelity Series Emerging Markets Fund (a)	131,422	1,341,815
Fidelity Series Emerging Markets Opportunities Fund (a)	250,866	5,373,559
Fidelity Series International Growth Fund (a)	182,360	3,619,843
Fidelity Series International Index Fund (a)	95,249	1,362,065
Fidelity Series International Small Cap Fund (a)	48,881	969,808
Fidelity Series International Value Fund (a)	234,938	3,587,505
Fidelity Series Overseas Fund (a)	222,897	3,610,936
Fidelity Series Select International Small Cap Fund (a)	5,173	68,902
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,745,904)		21,449,588

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $725,280)	72,898	724,608

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $310,221)	4.42	310,221	310,221

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $62,356,265)	74,159,341
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	74,159,341

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,861,579	658,536	590,902	18,650	(75,452)	48,340	4,902,101	635,811
Fidelity Series Blue Chip Growth Fund	5,600,813	266,994	1,354,115	-	216,797	780,937	5,511,426	266,639
Fidelity Series Canada Fund	1,497,260	62,054	254,176	-	30,573	179,444	1,515,155	82,390
Fidelity Series Commodity Strategy Fund	171,564	18,566	18,299	-	(769)	(4,379)	166,683	1,834
Fidelity Series Corporate Bond Fund	2,904,777	289,124	502,437	31,883	(7,288)	21,709	2,705,885	288,167
Fidelity Series Emerging Markets Debt Fund	409,721	36,751	43,833	6,005	241	6,100	408,980	50,491
Fidelity Series Emerging Markets Debt Local Currency Fund	102,245	4,249	11,593	-	784	6,750	102,435	10,659
Fidelity Series Emerging Markets Fund	1,369,413	143,768	306,537	-	17,478	117,693	1,341,815	131,422
Fidelity Series Emerging Markets Opportunities Fund	5,480,657	581,892	1,250,033	-	115,859	445,184	5,373,559	250,866
Fidelity Series Floating Rate High Income Fund	74,536	5,512	7,928	1,472	(114)	264	72,270	8,157
Fidelity Series Government Bond Index Fund	4,707,843	517,681	779,274	40,510	(30,188)	22,079	4,438,141	483,458
Fidelity Series Government Money Market Fund	-	446,528	136,307	3,345	-	-	310,221	310,221
Fidelity Series High Income Fund	74,135	4,732	8,146	1,199	36	2,022	72,779	8,270
Fidelity Series International Credit Fund	67	1	-	1	-	1	69	8
Fidelity Series International Developed Markets Bond Index Fund	2,615,466	323,609	335,256	12,682	(1,516)	35,718	2,638,021	302,525
Fidelity Series International Growth Fund	3,477,840	365,137	633,065	-	49,343	360,588	3,619,843	182,360
Fidelity Series International Index Fund	1,339,498	144,417	287,005	-	45,125	120,030	1,362,065	95,249
Fidelity Series International Small Cap Fund	982,028	14,782	195,910	-	24,349	144,559	969,808	48,881
Fidelity Series International Value Fund	3,576,868	350,328	798,422	-	160,685	298,046	3,587,505	234,938
Fidelity Series Investment Grade Bond Fund	4,468,838	463,392	766,816	44,159	(25,336)	31,892	4,171,970	413,066
Fidelity Series Investment Grade Securitized Fund	2,810,512	273,606	497,247	29,105	(22,790)	19,080	2,583,161	287,978
Fidelity Series Large Cap Growth Index Fund	3,602,894	185,731	809,263	4,851	159,122	406,990	3,545,474	131,753
Fidelity Series Large Cap Stock Fund	3,326,306	175,458	686,108	-	110,660	357,822	3,284,138	126,850
Fidelity Series Large Cap Value Index Fund	6,843,917	636,271	1,063,495	-	56,019	182,781	6,655,493	385,826
Fidelity Series Long-Term Treasury Bond Index Fund	5,443,496	1,146,294	671,693	53,166	(147,779)	22,321	5,792,639	1,076,699
Fidelity Series Overseas Fund	3,518,461	363,958	743,807	-	131,795	340,529	3,610,936	222,897
Fidelity Series Real Estate Income Fund	74,265	5,227	8,198	1,022	(475)	785	71,604	7,146
Fidelity Series Select International Small Cap Fund	13,465	47,756	462	-	3	8,140	68,902	5,173
Fidelity Series Small Cap Core Fund	1,571,656	61,356	256,534	-	(31,482)	136,710	1,481,706	127,076
Fidelity Series Small Cap Opportunities Fund	698,839	31,217	102,196	-	7,644	52,365	687,869	47,082
Fidelity Series Treasury Bill Index Fund	-	1,052,568	327,008	7,523	(280)	(672)	724,608	72,898
Fidelity Series Value Discovery Fund	2,456,449	211,935	354,383	-	2,560	65,519	2,382,080	147,315
	74,075,408	8,889,430	13,800,448	255,573	785,604	4,209,347	74,159,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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